                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Permit Capital, LLC
Address:  One Tower Bridge
          100 Front Street, Suite 900
          West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul A. Frick
Title:    Vice President
Phone:    (610) 941-5006

Signature, Place, and Date of Signing:

/s/ Paul A. Frick               West Conshohocken, PA                 08/14/09
-----------------------------   -----------------------------   --------------
         [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    No.  Form 13F File Number  Name
    ---  --------------------  ----
    1          28-2635         Gardner Russo & Gardner

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $127,619
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
---  --------------------  ------------------------
2    28-11063              Permit Capital GP, L.P.

COLUMN 1                          COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8
--------                       --------------  ---------- --------- ------------------- ----------  -------- ----------------
                                                                                                             VOTING AUTHORITY
                                                            VALUE    SHRS OR  SHR/ PUT/ INVESTMENT   OTHER   ----------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x$1,000)  PRN AMT  PRN  CALL DISCRETION  MANAGERS SOLE SHARED NONE
--------------                 --------------  ---------- --------- --------- ---- ---- ----------  -------- ---- ------ ----
AMERICAN EXPRESS CO                 COM        025816109     1,290     55,500  SH         OTHER        2      X
AMERICAN INTL GROUP INC             COM        026874107       327    281,600  SH         OTHER        2      X
AMERICAN TOWER CORP                 CL A       029912201     1,577     50,000  SH         OTHER        2      X
BLOUNT INTL INC NEW                 COM        095180105     1,370    159,174  SH         OTHER        2      X
CITIGROUP INC                       COM        172967101       740    249,100  SH         OTHER        2      X
DELL INC                            COM        24702R101     4,143    301,759  SH         OTHER        2      X
GENERAL ELECTRIC                    COM        369604103     2,293    195,618  SH         OTHER        2      X
GOLDMAN SACHS GROUP INC             COM        38141G104     4,261     28,900  SH         OTHER        2      X
IPASS INC                           COM        46261V108     1,194    746,468  SH         OTHER        2      X
IRON MTN INC                        COM        462846106     2,013     70,000  SH         OTHER        2      X
JOHNSON & JOHNSON                   COM        478160104     4,283     75,400  SH         OTHER        2      X
LIBERTY MEDIA HOLDG CORP       INT COM SER A   53071M104     1,984    395,923  SH         OTHER        2      X
MCKESSON CORP                       COM        58155Q103     1,056     24,000  SH         OTHER        2      X
NEWCASTLE INVESTMENT CORP           COM        65105M108        47     71,615  SH         OTHER        2      X
OMNICARE INC.                       COM        681904108       969     37,600  SH         OTHER        2      X
SBA COMMUNICATIONS CORP             COM        78388J106    88,021  3,586,821  SH         OTHER        2      X
TRANSOCEAN LTD                    REG SHS      H8817H100     2,937     39,530  SH         OTHER        2      X
US NATURAL GAS FUND LP              UNIT       912318102       874     63,000  SH         OTHER        2      X
VODAFONE GROUP PLC             SPONS ADR NEW   92857W209     3,650    187,275  SH         OTHER        2      X
                                                           123,029

ALTRIA GROUP INC                    COM        02209S103       388     23,700  SH         OTHER       1,2     X
BERKSHIRE HATHAWAY INC DEL          CL A       084670108       990         11  SH         OTHER       1,2     X
BROWN FORMAN CORP                   CL A       115637100       273      5,900  SH         OTHER       1,2     X
COMCAST CORP NEW                  CL A SPL     20030N200       435     30,850  SH         OTHER       1,2     X
MARTIN MARIETTA MATLS INC           COM        573284106       410      5,200  SH         OTHER       1,2     X
PHILIP MORRIS INTL INC              COM        718172109       872     20,000  SH         OTHER       1,2     X
SCRIPPS NETWORKS INTERACTIVE      CL A COM     811065101       223      8,000  SH         OTHER       1,2     X
WASHINGTON POST CO                  CL B       939640108       222        630  SH         OTHER       1,2     X
WELLS FARGO & CO NEW                COM        949746101       438     18,075  SH         OTHER       1,2     X
UNILEVER NV                      NY SHS NEW    904784709       339     14,000  SH         OTHER       1,2     X
                                                             4,590